Fees Summary	Feb. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 163,458,169.74
Previously Paid Amount	0.00
Total Fee Amount	22,573.57
Total Offset Amount	0.00
Net Fee	$ 22,573.57